Statutory Reserves	12 Months Ended
Dec. 31, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]

18 STATUTORY RESERVES

Ningbo Keyuan and Ningbo Keyuan Petrochemicals are required to allocate at least 10% of their after tax profits as determined under generally accepted accounting principles in the PRC to a statutory surplus reserve until the reserve balances reach 50% of their respective registered capitals. For the year ended December 31, 2011and 2010, Ningbo Keyuan and Ningbo Keyuan Petrochemicals made appropriations to this statutory reserve of $3,744,304 and $3,075,356, respectively.